Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of Changes in Provisions

Restructuring
At December 31, 2025	20,060
Charged to the consolidated statement of operations:
- Additional provisions recognized	1,543
- Unwinding of discount effect	181
- Reversal of non-utilized amounts	(35)
Amounts used during the year	(9,182)
Charged to other comprehensive loss:
- Exchange differences	37
At June 30, 2026	12,604
Non-current	—
Current	12,604